OTHER RECEIVABLES, NET - Summary of Other receivables (Details)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)
Current Portion
Other receivable - current portion	$ 898,309	¥ 6,350,802		¥ 5,665,593
Third Party [Member]
Current Portion
Business advances to officers and staffs (A)	161,510	1,141,829		1,013,971
Deposits for projects	195,351	1,381,081		1,400,892
VAT recoverable	529,926	3,746,435		3,803,556
Others	228,316	1,614,133		1,348,913
Other Receivables	1,115,103	7,883,478		7,567,332
Less: Long term portion (B)	(515)	(3,640)		(440,015)
Allowance for doubtful accounts	(216,279)	(1,529,036)	$ (206,757)	(1,461,724)	¥ (901,930)
Other receivable - current portion	$ 898,309	¥ 6,350,802		¥ 5,665,593